Trade and other payables - Components (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other current payables [abstract]
Trade payables	$ 18,193	$ 23,792
Invoices not yet received	19,248	25,824
Accrued employee benefit costs	11,772	12,698
Share-based compensation - Cash settled payable	566	2,010
Trade Deposits	1,082	1,510
Sundry accruals	13,578	11,012
Trade and Other Payables	64,439	76,846
Current	64,230	76,077
Non-current	$ 209	$ 769